Annual Fund Operating Expenses - Cullen Emerging Markets High Dividend Fund - Class R6	Aug. 05, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[1],[2]
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.32%)	[3]
Net Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026

[1]	Estimated for the current year.
[2]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Emerging Markets High Dividend Fund’s statement of operations for its most recently completed fiscal year.
[3]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 0.90% for Class R6 shares through October 31, 2026 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the "Agreement"), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Emerging Markets High Dividend Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Emerging Markets High Dividend Fund or the Adviser prior to the Termination Date.